CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 8,172,553		$ 8,988,343		$ 35,836,809	$ 22,652,885
Cost of revenues	6,307,511		5,974,610		24,371,255	16,706,177
Gross profit	1,865,042		3,013,733		11,465,554	5,946,708
Selling, general and administrative expenses	5,090,138		6,287,176		23,502,849	15,145,429
Loss from operations	(3,225,096)		(3,273,443)		(12,585,787)	(11,602,349)
Other income (expense):
Interest expense	(574,186)		(493,464)		(1,303,292)	(2,714,048)
Loss on issuance of financial instruments	(36,500)				(45,250)
Loss on extinguishment of debt and vendor payable			(2,715,923)		(3,010,366)	(1,645,443)
Gain on extinguishment of debt			14,019		2,568,839	2,257,638
Change in fair value of convertible debt	(104,238)		(319,695)		(2,146,284)	(1,707,747)
Change in fair value of forward purchase agreement			(971,000)		(971,000)	(8,254,390)
Change in fair value of contingent consideration					(111,355)	(59,723)
Day one gain on issuance of SEPA						134,886
Change in fair value of derivative liabilities	(58,288)		(33,548)		(365,158)	(187,428)
Loss on forward purchase agreement						(266,655)
Gain on forward purchase agreement						1,453,891
Gain on modification of liabilities					194,523
Bargain purchase gain					2,121,079
Change in fair value on Section 3(a)(10) Settlement Agreement (Note 9)	(53,000)		605,748		(721,829)
Equity in earnings from Sun Solar	281,523
Loss on disposal of businesses	(2,908,964)
Other income (expense), net	9,004		209,967		302,122	83,160
Total other income (expense), net	(3,444,649)		(3,703,896)		(3,487,971)	(10,905,859)
Net loss	(6,669,745)		(6,977,339)		(16,073,758)	(22,508,208)
Income tax benefit	0		0		16,086	0
Net loss	(6,669,745)		(6,977,339)		(16,057,672)	(22,508,208)
Less: net income attributable to noncontrolling interests	276,000		41,071		187,378	57,540
Net loss attributable to ConnectM Technology Solutions, Inc.	(6,945,745)		(7,018,410)		(16,245,050)	(22,565,748)
Other comprehensive income (loss):
Foreign currency translation adjustments	(560,036)		10,781		(186,340)	51,383
Comprehensive loss before noncontrolling interests	(7,229,781)		(6,966,558)		(16,431,390)	(22,514,365)
Less: comprehensive income attributable to non-controlling interests	276,000		41,071		187,378	57,540
Comprehensive loss attributable to ConnectM Technology Solutions, Inc.	$ (7,505,781)		$ (7,007,629)		$ (16,618,768)	$ (22,571,905)
Weighted average shares outstanding of common stock, basic (in shares)	5,217,810	[1]	992,301	[1]	2,259,956	595,987
Weighted average shares outstanding of common stock, diluted ( in shares)					2,259,956	595,987
Basic net loss per share, common stock ( in dollars per share)	$ (1.33)		$ (7.07)		$ (7.19)	$ (37.86)
Diluted net loss per share, common stock ( in dollars per share)					$ (7.19)	$ (37.86)

[1]	Amounts have been adjusted to reflect the 1-for-32 reverse stock split that became effective for market purposes on April 20, 2026. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.